Loan impairment provisions (Tables)	12 Months Ended
Dec. 31, 2025
Loan impairment provisions
Schedule of loan exposure and impairment metrics

	2025	2024
	£m	£m
Loans - amortised cost and FVOCI (1,2)
Stage 1	386,651	363,821
Stage 2	38,582	40,474
Stage 3	4,683	5,930
Of which: individual	1,456	1,285
Of which: collective	3,227	4,645
	429,916	410,225
ECL provisions (3)
- Stage 1	614	598
- Stage 2	796	787
- Stage 3	2,175	2,040
Of which: individual	598	451
Of which: collective	1,577	1,589
	3,585	3,425
ECL provision coverage (4)
- Stage 1 (%)	0.16	0.16
- Stage 2 (%)	2.06	1.94
- Stage 3 (%)	46.44	34.40
	0.83	0.83
Continuing operations
Impairment (releases)/losses
ECL charge (5)	671	359
Stage 1	(204)	(438)
Stage 2	421	360
Stage 3	454	437
Of which: individual	188	192
Of which: collective	266	245
Amounts written off	579	654
Of which: individual	137	144
Of which: collective	442	510

(1)

The table shows gross loans only and excludes amounts that are outside the scope of the ECL framework. Refer to Financial instruments within the scope of the IFRS 9 ECL framework for further details. Other financial assets within the scope of the IFRS 9 ECL framework were cash and balances at central banks totalling £84.1 billion (2024 - £91.8 billion) and debt securities of £78.4 billion (2024 -- £62.4 billion).

(2)	Includes loans to customers and banks.
(3)	Includes £6 million (2024 - £4 million) related to assets classified as FVOCI and £0.1 billion (2024 - £0.1 billion) related to off-balance sheet exposures.
(4)

ECL provisions coverage is calculated as ECL provisions divided by loans – amortised cost and FVOCI. It is calculated on loans and total ECL provisions, including ECL for other (non-loan) assets and unutilised exposure. Some segments with a high proportion of debt securities or unutilised exposure may result in a not meaningful coverage ratio.

(5)

Includes a £6 million release (2024 - £12 million release) related to other financial assets, of which £1 million charge (2024 - £4 million release) related to assets classified as FVOCI; and £3 million charge (2024 - £5 million release) related to contingent liabilities.